Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Quadratic Interest Rate Volatility and Inflation Hedge ETF
Prospectus [Line Items]
Annual Return [Percent]	11.73%	(10.92%)	(5.39%)	(12.75%)	(0.09%)	14.75%
Quadratic Deflation ETF
Prospectus [Line Items]
Annual Return [Percent]	(8.12%)	(6.25%)	3.84%	(17.71%)